Risk and sensitivity analysis - US, separate account balances (Details) - Jackson (US insurance operations) - Variable annuities - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	£ 115,352	£ 106,909
Equity mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	80,843	73,430
Bond mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	13,976	15,044
Balanced mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	19,852	17,441
Money market mutual funds
Risk and sensitivity analysis
Guarantee contract account balance in variable separate accounts	£ 681	£ 994